Collateralized accounts receivable and recourse and non-recourse debt	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Collateralized accounts receivable and recourse and non-recourse debt
9.	Collateralized accounts receivable and recourse and non-recourse debt

Refers to structured transactions in which the amount receivable comprises financial inflows to be received over time and residual values of aircraft under specified return conditions to be received at the end of the contract. The residual value of aircraft is monitored with the objective of recognizing its fair value in the accounts. These structured transactions (Note 2.2.9) were financed by a third party and the amounts were recognized as recourse and non-recourse debt.

The cash inflow of certain structured transactions was sold to third parties, to whom financial guarantees were granted. In such cases the Company maintained the cash inflow in collateralized accounts receivable and recognized the corresponding liabilities in recourse and non-recourse debt.

9.1	Collateralized accounts receivable

	12.31.2018	12.31.2017
Estimated residual value of leased assets	215.8	215.6
Minimum lease payments receivable	122.6	127.6
Guaranteed operation (cash inflow)	27.0	42.7
Impairment (i)	(129.5)	(97.2)

Investment in sales-type lease	235.9	288.7

Current portion	218.5	185.6
Non-current portion	17.4	103.1

(i)	The amount recognized relates to the devaluation of assets linked to structured financing.

As of December 31, 2018, the maturities of the amounts classified as non-current assets are as follows:

Year
2019	3.7
2020	3.9
2021	4.0
2022	2.6
Thereafter 2022	3.2

17.4

9.2	Recourse and non-recourse debt

	12.31.2018	12.31.2017
Recourse debt	330.6	347.0
Non-recourse debt	10.8	17.1

	341.4	364.1

Current portion	324.0	17.6
Non-current portion	17.4	346.5

As of December 31, 2018, the maturities of the amounts classified as non-current liabilities were as follows:

Year
2019	3.7
2020	3.9
2021	4.0
2022	2.6
Thereafter 2022	3.2

17.4